245 Summer Street	Fidelity® Investments
Boston, MA 02210

September 4, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Rutland Square Trust II (the trust):
Strategic Advisers Large Cap Fund (the fund)
File No. 333-240327

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Christina H. Lee
Christina H. Lee
Secretary of the Trust